FAIR VALUE MEASUREMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Impairment charge, long-lived assets held and used	$ 3,570	¥ 23,125
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Carrying amount, long-lived assets held and used	4,271			¥ 27,665
Fair value, long-lived assets held and used	701			¥ 4,540
Impairment charge, long-lived assets held and used	$ 3,570	¥ 23,125
Discount rate	12.00%	12.00%